COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financing received from the Argentine Central Bank and other financial institutions (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Financing received from local financial institutions	$ 104,171,482	$ 20,540,967
Financing received from international institutions	376,622,260	31,154,891
Financing received from the Central Bank and other financial institutions	$ 480,793,742	$ 51,695,858